SHARE-BASED COMPENSATION - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 shares	Dec. 31, 2016
Share Based Payment Plans [line items]
Expense from share-based payment transactions with employees | €	€ 15	€ 16	€ 12
PSUs
Share Based Payment Plans [line items]
Share based compensation, vesting period	3 years
PSUs | Bottom of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier	0.00%
PSUs | Top of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier	200.00%
PSUs granted in 2016
Share Based Payment Plans [line items]
Potential additional shares to be vested (in shares)		248,230	433,032	184,469
PSUs granted in 2016 | Bottom of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier	0.00%
PSUs granted in 2016 | Top of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier	300.00%
PSUs granted in March 2016 | First testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved					115.90%
PSUs granted in March 2016 | Second testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved					229.90%
PSUs granted in March 2016 | Third testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved					108.40%
PSUs granted in May 2016 | First testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved					98.10%
PSUs granted in May 2016 | Second testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved					217.20%
PSUs granted in May 2016 | Third testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved					125.40%
PSUs granted in August 2016 | First testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved					191.60%
PSUs granted in August 2016 | Second testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved					282.20%
PSUs granted in August 2016 | Third testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved					230.40%
PSUs granted in November 2016 | First testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved					223.80%
PSUs granted in November 2016 | Second testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved					148.70%
PSUs granted in November 2016 | Third testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved					286.40%
PSUs vested in March 2019
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)		684,329
PSUs vested in May 2019
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)		123,336
PSUs vested in August 2019
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)		434,256
PSUs vested in November 2019
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)		516,141
PSUs granted in July 2017
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved				186.80%
PSUs vested in July 2017
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)	1,458,985
RSUs
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)	910,047	899,926
Vesting period on the grant date	3 years
RSUs | Board Members
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)	0	2